SUMMARY OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Federal	$ (76,897)	$ (19,417)
State
Change in valuation allowance	76,897	19,417
Income tax expense (benefit)